Pension Plans and Other Postretirement Plans - Net Periodic Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Settlement losses	$ 0	$ 187	$ 0
Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	25	20	27
Expected return on plan assets	(33)	(20)	(32)
Amortization of net actuarial loss	2	21	32
Settlement losses	0	187	0
Net periodic benefit cost	$ (6)	$ 208	$ 27